Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 4 - PREPAID EXPENSES AND OTHER RECEIVABLES

Composition:

	As of	As of
	December 31,	December 31,
	2024	2023

Tax authorities	157	114
Prepaid expenses	657	512
Advanced payables	136	107
Other	31	11
	981	744